As filed with the Securities and Exchange Commission on June 9, 2014

Securities Act File No. 333-191837

Investment Company Act File No. 811-22903

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 3	☒

J.P. Morgan Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 460 Polaris Parkway Westerville, OH 43082	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 relates to the following fund:

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Ex-North America Equity ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Westerville and State of Ohio on the 9th day of June, 2014.

J.P. Morgan Exchange-Traded Fund Trust, on behalf of JPMorgan Diversified Return Global Equity ETF and JPMorgan Diversified Return International Ex-North America Equity ETF

By:	Robert Deutsch *
Name:	Robert Deutsch
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	Gary L. French *	Robert J. Grassi *
	Gary L. French	Robert J. Grassi
	Trustee	Trustee

	Thomas P. Lemke *	Lawrence Maffia *
	Thomas P. Lemke	Lawrence Maffia
	Trustee	Trustee

	Emily Youssouf *	Robert Deutsch *
	Emily Youssouf	Robert Deutsch
	Trustee	Trustee, President and Principal Executive Officer

By:	Paul Shield *
Paul Shield
Treasurer and Principal Financial Officer

*By:	/s/ Elizabeth A. Davin
Elizabeth A. Davin Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase